FAIR VALUE MEASUREMENT (Narrative) (Details)	0 Months Ended	3 Months Ended	6 Months Ended
	Apr. 05, 2012	Sep. 30, 2012	Jun. 30, 2012
8% Senior Secured Convertible Debentures [Member]
Fair value assumptions:
Debt maturity date			Apr. 05, 2014
Embedded Derivative [Member]
Fair value assumptions:
Credit spread	23.10%		26.50%
Recovery rate	49.80%		49.80%
Probability of non-financial event of default	5.00%		5.00%
Warrant [Member]
Fair value assumptions:
Expected term	5 years	4 years 6 months 7 days	4 years 9 months 3 days
Volatility	66.10%	69.90%	69.60%
Risk-free interest rate	1.01%	0.54%	0.72%
Dividend yield	0.00%	0.00%	0.00%